MASTER TRUST - Schedule of Master Trust Net Assets (Details) - EBP 007 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Total investments at fair value	$ 4,316,111	$ 4,342,550
Total investments	4,852,139	4,925,994
Total receivables	70,217	67,865
Total liabilities	351	389
NET ASSETS AVAILABLE FOR BENEFITS	$ 4,922,005	$ 4,993,470
Plan interest in the Master Trust as a percentage of total	74.00%	74.10%
Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at fair value	$ 5,561,750	$ 5,576,023
Stable Value fund at contract value	831,284	944,534
Total investments	6,393,034	6,520,557
Receivable for securities sold	33,750	60,779
Other receivables	11,618	15,143
Total receivables	45,368	75,922
Total Master Trust assets	6,438,402	6,596,479
Liability to return collateral held under securities lending agreements	17,710	28,801
Payable for securities purchased	62,982	100,358
Other payables	12,158	18,114
Total liabilities	92,850	147,273
NET ASSETS AVAILABLE FOR BENEFITS	6,345,552	6,449,206
Master Trust Balances | Common stock of International Paper Company
EBP, Master Trust [Line Items]
Total investments at fair value	187,581	274,839
Master Trust Balances | Equities
EBP, Master Trust [Line Items]
Total investments at fair value	4,063,771	4,140,648
Master Trust Balances | Fixed income
EBP, Master Trust [Line Items]
Total investments at fair value	1,210,182	1,017,411
Master Trust Balances | Derivatives
EBP, Master Trust [Line Items]
Total investments at fair value	1,108	1,966
Master Trust Balances | Cash and cash equivalents
EBP, Master Trust [Line Items]
Total investments at fair value	35,445	66,667
Master Trust Balances | Collateral held under securities lending
EBP, Master Trust [Line Items]
Total investments at fair value	17,710	28,801
Master Trust Balances | Real Estate Funds
EBP, Master Trust [Line Items]
Total investments at fair value	45,953	45,691
Plan's Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at fair value	4,159,480	4,197,301
Stable Value fund at contract value	573,046	642,211
Total investments	4,732,526	4,839,512
Receivable for securities sold	24,975	45,402
Other receivables	8,447	8,762
Total receivables	33,422	54,164
Total Master Trust assets	4,765,948	4,893,676
Liability to return collateral held under securities lending agreements	13,105	21,342
Payable for securities purchased	46,607	74,968
Other payables	10,728	16,621
Total liabilities	70,440	112,931
NET ASSETS AVAILABLE FOR BENEFITS	4,695,508	4,780,745
Plan's Interest in Master Trust Balances | Common stock of International Paper Company
EBP, Master Trust [Line Items]
Total investments at fair value	152,139	222,814
Plan's Interest in Master Trust Balances | Equities
EBP, Master Trust [Line Items]
Total investments at fair value	3,049,536	3,120,610
Plan's Interest in Master Trust Balances | Fixed income
EBP, Master Trust [Line Items]
Total investments at fair value	885,146	750,735
Plan's Interest in Master Trust Balances | Derivatives
EBP, Master Trust [Line Items]
Total investments at fair value	899	1,590
Plan's Interest in Master Trust Balances | Cash and cash equivalents
EBP, Master Trust [Line Items]
Total investments at fair value	26,938	49,572
Plan's Interest in Master Trust Balances | Collateral held under securities lending
EBP, Master Trust [Line Items]
Total investments at fair value	13,105	21,342
Plan's Interest in Master Trust Balances | Real Estate Funds
EBP, Master Trust [Line Items]
Total investments at fair value	$ 31,717	$ 30,638